Document And Entity Information	May 09, 2023
Document Information [Line Items]
Entity Central Index Key	0001288403
Entity Address, Address Line Two	Suite 700
Entity Registrant Name	W&T Offshore, Inc.
Written Communications	false
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Document Period End Date	May 09, 2023
Securities Act File Number	1-32414
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	72-1121985
Entity Address, Address Line One	5718 Westheimer Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	626.8525
Entity Emerging Growth Company	false